Trade and Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2020
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Trade and Other Receivables and Prepayments
13.	TRADE AND OTHER RECEIVABLES AND PREPAYMENTS

	As of December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
Trade receivables	369,742	395,165	60,562
Prepayments to raw material suppliers	131,709	147,979	22,679
Receivables from sales of scrap materials	71,188	51,821	7,942
Value-added tax and other taxes receivable	16,944	6,708	1,028
Income tax recoverable	4,504	9,463	1,450
Prepaid consulting fee	—	16,000	2,452
Other receivables	2,272	2,192	336
Total trade and other receivables and prepayments	596,359	629,328	96,449
Less: Non-current portion of prepaid consulting fee	—	(12,000)	(1,839)

Current portion	596,359	617,328	94,610

All of the trade and other receivables, except the long term prepayment
s
(net of nil provision for doubtful debts as of December 31, 2019 and 2020) are expected to be recovered or recognized as expenses within one year. The Group allows its trade customers an average credit period of 30 to 90 days (2019: 30 to 90 days). The following is an aged analysis of trade receivables presented based on the invoice date at the end of each reporting period, which approximated the respective revenue recognition dates.

	As of December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
0 - 30 days	190,629	237,361	36,378
31 - 60 days	138,699	112,224	17,199
61 - 90 days	40,414	45,580	6,985

	369,742	395,165	60,562

Before accepting any new customers, the Group assesses the potential customer’s credit quality and defines its credit limits based on the customer’s scale of operations and reputation in the industry.
For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on those items by using a provision matrix grouped by ageing. The above balances relate to receivables for which there was no recent history of default or expectation of future losses. Management considers the probability of default to be minimal and no impairment was provided during the year.
Trade receivables denominated in currency other than the functional currency of the relevant group entities are set out below:

	2019	2020	2020
	RMB’000	RMB’000	US$’000
US$	22,949	10,896	1,670

For other receivables, the Group makes periodic individual assessment on the recoverability of other receivables based on historical settlement records, past experience, and also quantitative and qualitative information that is reasonable and supportive forward-looking information. Management believes that there is no significant increase in credit risk of these amounts since initial recognition and the Group provided impairment based on
12-month
ECL. Management considers the probability of default to be minimal and no impairment was provided during the periods presented.